Related Party Transactions (Details Textual) (USD $)	1 Months Ended					12 Months Ended										8 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 ft mi	May 31, 2012	Apr. 30, 2012	Dec. 14, 2011	Dec. 31, 2012 ft mi	Dec. 31, 2011	Dec. 31, 2010	Oct. 01, 2013	Mar. 28, 2013	Dec. 12, 2012	May 14, 2012	Apr. 02, 2012	Dec. 03, 2012 Revolving Credit Facility [Member]	Dec. 14, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Memorial Resource [Member]	Dec. 12, 2012 Memorial Resource [Member]	May 01, 2012 Memorial Resource [Member]	Dec. 31, 2012 Memorial Resource [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Memorial Resource [Member] Revolving Credit Facility [Member] Common units pledged [Member]	Dec. 31, 2012 Memorial Resource [Member] Revolving Credit Facility [Member] Subordinated units pledged [Member]	Dec. 31, 2012 REO [Member]	Dec. 31, 2011 REO [Member]	Dec. 31, 2010 REO [Member]	Oct. 26, 2011 REO [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2010 Affiliated Entity [Member]	Dec. 31, 2012 Cinco Group [Member] Post Amendment [Member]	Dec. 31, 2012 Cinco Group [Member] Pre Amendment [Member]
Related Party Transactions (Textual) [Abstract]
Management fees																$ 100,000						$ 1,600,000	$ 1,700,000	$ 900,000
Management fees, Amount Recorded																		100,000
Amount in exchange for partnership contribution to memorial resources																	3,000,000
Revolving credit facility																			4 years
Maximum Borrowings under revolving credit facility																			120,000,000						150,000,000				2,000,000,000
Revolving credit facility borrowing base														460,000,000	300,000,000				120,000,000											1,000,000,000
Line of credit facility collateral number of partnership units																				7,061,294	5,360,912
Annual advisory fee paid to NGP																										400,000	400,000	500,000
Equity contributions for financing fees paid																										600,000	1,400,000	600,000
Related Party Transactions (Additional Textual) [Abstract]
Related party transactions expenses						2,600,000
Predecessor expensed advisory and directors fees							200,000	200,000
WHT management fee						100,000
Percentage of Management fee to WHT Assets						40.00%
Allocable percentage of management fee for properties						60.00%
Equity contributions of oil						6,900,000
Maximum effective tax rate						0.70%
General and administrative costs and expenses under omnibus agreement						1,800,000
Payments on revolving credit facility					198,300,000
Date of acquisition common control	Mar. 28, 2013	Dec. 12, 2012	May 14, 2012	Apr. 02, 2012
Effective date of common control acquisition						Jan. 01, 2013
Working capital and other customary adjustments		3,000,000				3,000,000				4,000,000
Working interest						51.75%
Number of miles of pipeline and onshore tankage and metering facility		17.5				17.5
Number of feet of water in which two platforms stand		260				260
Number of feet of water in which third platform stand		700				700
Common Control Acquisition Purchase Price									603,000,000	200,000,000	270,600,000	27,000,000	18,500,000
Notes receivable issued to member for cash calls		200,000				200,000
Interest rate for notes						5.00%
Principal and Interest due prior to maturity		0				0
Amount reimbursed under oral lease agreement		300,000				300,000
Notes receivable maturity date						Jul. 01, 2016
Previous base borrowing Revolving Credit Facility		460,000,000				460,000,000
Current base borrowing Revolving Credit Facility									$ 920,000,000